Shareholder Report, Holdings (Details)	Feb. 28, 2025
Large Capitalization Value Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Large Capitalization Value Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Large Capitalization Value Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Large Capitalization Value Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Large Capitalization Value Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Large Capitalization Value Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Large Capitalization Value Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
Large Capitalization Value Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Large Capitalization Value Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Large Capitalization Value Portfolio Class A | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Large Capitalization Value Portfolio Class A | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Large Capitalization Value Portfolio Class A | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Large Capitalization Value Portfolio Class A | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Large Capitalization Value Portfolio Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
Large Capitalization Value Portfolio Class A | Aonplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Large Capitalization Value Portfolio Class A | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Large Capitalization Value Portfolio Class A | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Large Capitalization Value Portfolio Class A | S B A Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Large Capitalization Value Portfolio Class A | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Large Capitalization Value Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Large Capitalization Value Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Large Capitalization Value Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Large Capitalization Value Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Large Capitalization Value Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Large Capitalization Value Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Large Capitalization Value Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
Large Capitalization Value Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Large Capitalization Value Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Large Capitalization Value Portfolio Class C | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Large Capitalization Value Portfolio Class C | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Large Capitalization Value Portfolio Class C | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Large Capitalization Value Portfolio Class C | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Large Capitalization Value Portfolio Class C | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
Large Capitalization Value Portfolio Class C | Aonplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Large Capitalization Value Portfolio Class C | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Large Capitalization Value Portfolio Class C | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Large Capitalization Value Portfolio Class C | S B A Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Large Capitalization Value Portfolio Class C | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Large Capitalization Value Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Large Capitalization Value Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Value Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Large Capitalization Value Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Large Capitalization Value Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Large Capitalization Value Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Large Capitalization Value Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Large Capitalization Value Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
Large Capitalization Value Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Large Capitalization Value Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Large Capitalization Value Portfolio Class I | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Large Capitalization Value Portfolio Class I | A M E T E K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Large Capitalization Value Portfolio Class I | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Large Capitalization Value Portfolio Class I | A Pi Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Large Capitalization Value Portfolio Class I | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
Large Capitalization Value Portfolio Class I | Aonplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Large Capitalization Value Portfolio Class I | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Large Capitalization Value Portfolio Class I | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Large Capitalization Value Portfolio Class I | S B A Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Large Capitalization Value Portfolio Class I | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Large Capitalization Growth Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Large Capitalization Growth Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Large Capitalization Growth Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
Large Capitalization Growth Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Large Capitalization Growth Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Large Capitalization Growth Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Large Capitalization Growth Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Large Capitalization Growth Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Large Capitalization Growth Portfolio Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Large Capitalization Growth Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Capitalization Growth Portfolio Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Large Capitalization Growth Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Large Capitalization Growth Portfolio Class A | Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Large Capitalization Growth Portfolio Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Large Capitalization Growth Portfolio Class A | Brooking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Large Capitalization Growth Portfolio Class A | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Large Capitalization Growth Portfolio Class A | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Large Capitalization Growth Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Large Capitalization Growth Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Large Capitalization Growth Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
Large Capitalization Growth Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Large Capitalization Growth Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Large Capitalization Growth Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Large Capitalization Growth Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Large Capitalization Growth Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Large Capitalization Growth Portfolio Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Large Capitalization Growth Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Capitalization Growth Portfolio Class C | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Large Capitalization Growth Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Large Capitalization Growth Portfolio Class C | Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Large Capitalization Growth Portfolio Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Large Capitalization Growth Portfolio Class C | Brooking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Large Capitalization Growth Portfolio Class C | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Large Capitalization Growth Portfolio Class C | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Large Capitalization Growth Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Large Capitalization Growth Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Large Capitalization Growth Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
Large Capitalization Growth Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Large Capitalization Growth Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Large Capitalization Growth Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Large Capitalization Growth Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Large Capitalization Growth Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Large Capitalization Growth Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Large Capitalization Growth Portfolio Class I | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Large Capitalization Growth Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Large Capitalization Growth Portfolio Class I | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Large Capitalization Growth Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Large Capitalization Growth Portfolio Class I | Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Large Capitalization Growth Portfolio Class I | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Large Capitalization Growth Portfolio Class I | Brooking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Large Capitalization Growth Portfolio Class I | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Large Capitalization Growth Portfolio Class I | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Mid Capitalization Portfolio - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Mid Capitalization Portfolio - Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Mid Capitalization Portfolio - Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Mid Capitalization Portfolio - Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Mid Capitalization Portfolio - Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Mid Capitalization Portfolio - Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Mid Capitalization Portfolio - Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Mid Capitalization Portfolio - Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Mid Capitalization Portfolio - Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Mid Capitalization Portfolio - Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Mid Capitalization Portfolio - Class A | East Group Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Mid Capitalization Portfolio - Class A | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Mid Capitalization Portfolio - Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Mid Capitalization Portfolio - Class A | Tradeweb Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Mid Capitalization Portfolio - Class A | Auto Zone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Mid Capitalization Portfolio - Class A | Reinsurance Group Of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Capitalization Portfolio - Class A | M S C I Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Mid Capitalization Portfolio - Class A | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Mid Capitalization Portfolio - Class A | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Mid Capitalization Portfolio - Class A | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Mid Capitalization Portfolio - Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Mid Capitalization Portfolio - Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Mid Capitalization Portfolio - Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Mid Capitalization Portfolio - Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Mid Capitalization Portfolio - Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Mid Capitalization Portfolio - Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Mid Capitalization Portfolio - Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Mid Capitalization Portfolio - Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Mid Capitalization Portfolio - Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Mid Capitalization Portfolio - Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Mid Capitalization Portfolio - Class C | East Group Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Mid Capitalization Portfolio - Class C | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Mid Capitalization Portfolio - Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Mid Capitalization Portfolio - Class C | Tradeweb Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Mid Capitalization Portfolio - Class C | Auto Zone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Mid Capitalization Portfolio - Class C | Reinsurance Group Of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Capitalization Portfolio - Class C | M S C I Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Mid Capitalization Portfolio - Class C | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Mid Capitalization Portfolio - Class C | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Mid Capitalization Portfolio - Class C | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Mid Capitalization Portfolio - Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Mid Capitalization Portfolio - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Mid Capitalization Portfolio - Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Mid Capitalization Portfolio - Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Mid Capitalization Portfolio - Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Mid Capitalization Portfolio - Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Mid Capitalization Portfolio - Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Mid Capitalization Portfolio - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Mid Capitalization Portfolio - Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Mid Capitalization Portfolio - Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Mid Capitalization Portfolio - Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Mid Capitalization Portfolio - Class I | East Group Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Mid Capitalization Portfolio - Class I | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Mid Capitalization Portfolio - Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Mid Capitalization Portfolio - Class I | Tradeweb Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Mid Capitalization Portfolio - Class I | Auto Zone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Mid Capitalization Portfolio - Class I | Reinsurance Group Of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Capitalization Portfolio - Class I | M S C I Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Mid Capitalization Portfolio - Class I | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Mid Capitalization Portfolio - Class I | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Mid Capitalization Portfolio - Class I | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
Small Capitalization Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Small Capitalization Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Small Capitalization Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Small Capitalization Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Small Capitalization Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Small Capitalization Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Small Capitalization Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Small Capitalization Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Small Capitalization Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Small Capitalization Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Small Capitalization Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Small Capitalization Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Small Capitalization Portfolio Class A | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Small Capitalization Portfolio Class A | Alexanders Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class A | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Small Capitalization Portfolio Class A | Murphy U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Small Capitalization Portfolio Class A | Choice One Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class A | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class A | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Small Capitalization Portfolio Class A | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class A | California Ban Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Small Capitalization Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Small Capitalization Portfolio Class C | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Small Capitalization Portfolio Class C | Alexanders Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class C | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Small Capitalization Portfolio Class C | Murphy U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Small Capitalization Portfolio Class C | Choice One Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class C | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class C | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Small Capitalization Portfolio Class C | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class C | California Ban Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Small Capitalization Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Small Capitalization Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Small Capitalization Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Small Capitalization Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Small Capitalization Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Small Capitalization Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Small Capitalization Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Small Capitalization Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Small Capitalization Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Small Capitalization Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Small Capitalization Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Small Capitalization Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Small Capitalization Portfolio Class I | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Small Capitalization Portfolio Class I | Alexanders Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Small Capitalization Portfolio Class I | Pro Assurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Small Capitalization Portfolio Class I | Murphy U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Small Capitalization Portfolio Class I | Choice One Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Small Capitalization Portfolio Class I | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Small Capitalization Portfolio Class I | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Small Capitalization Portfolio Class I | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Small Capitalization Portfolio Class I | California Ban Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
International Equity Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
International Equity Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
International Equity Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
International Equity Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
International Equity Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
International Equity Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
International Equity Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
International Equity Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
International Equity Portfolio Class A | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
International Equity Portfolio Class A | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
International Equity Portfolio Class A | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
International Equity Portfolio Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
International Equity Portfolio Class A | Compagniede Saint Gobain S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
International Equity Portfolio Class A | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
International Equity Portfolio Class A | Check Point Software Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
International Equity Portfolio Class A | G E A Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
International Equity Portfolio Class A | B Y D Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
International Equity Portfolio Class A | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
International Equity Portfolio Class A | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.66%
International Equity Portfolio Class A | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.79%
International Equity Portfolio Class A | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.55%
International Equity Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
International Equity Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
International Equity Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
International Equity Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
International Equity Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
International Equity Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
International Equity Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
International Equity Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
International Equity Portfolio Class C | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
International Equity Portfolio Class C | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
International Equity Portfolio Class C | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
International Equity Portfolio Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
International Equity Portfolio Class C | Compagniede Saint Gobain S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
International Equity Portfolio Class C | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
International Equity Portfolio Class C | Check Point Software Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
International Equity Portfolio Class C | G E A Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
International Equity Portfolio Class C | B Y D Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
International Equity Portfolio Class C | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
International Equity Portfolio Class C | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.66%
International Equity Portfolio Class C | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.79%
International Equity Portfolio Class C | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.55%
International Equity Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
International Equity Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
International Equity Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
International Equity Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
International Equity Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
International Equity Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
International Equity Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
International Equity Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
International Equity Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
International Equity Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
International Equity Portfolio Class I | Xiaomi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
International Equity Portfolio Class I | Rolls Royce Holdingsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
International Equity Portfolio Class I | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
International Equity Portfolio Class I | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
International Equity Portfolio Class I | Compagniede Saint Gobain S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
International Equity Portfolio Class I | D B S Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
International Equity Portfolio Class I | Check Point Software Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
International Equity Portfolio Class I | G E A Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
International Equity Portfolio Class I | B Y D Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
International Equity Portfolio Class I | U B S Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
International Equity Portfolio Class I | America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.66%
International Equity Portfolio Class I | Greater Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.79%
International Equity Portfolio Class I | Greater Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.55%
Health & Biotechnology Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Health & Biotechnology Portfolio Class A | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Health & Biotechnology Portfolio Class A | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Health & Biotechnology Portfolio Class A | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Health & Biotechnology Portfolio Class A | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Health & Biotechnology Portfolio Class A | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	429.00%
Health & Biotechnology Portfolio Class A | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Health & Biotechnology Portfolio Class A | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health & Biotechnology Portfolio Class A | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health & Biotechnology Portfolio Class A | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Health & Biotechnology Porfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Porfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Porfolio Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Health & Biotechnology Porfolio Class C | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Health & Biotechnology Porfolio Class C | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Health & Biotechnology Porfolio Class C | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Health & Biotechnology Porfolio Class C | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Health & Biotechnology Porfolio Class C | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	429.00%
Health & Biotechnology Porfolio Class C | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Health & Biotechnology Porfolio Class C | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health & Biotechnology Porfolio Class C | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health & Biotechnology Porfolio Class C | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Health & Biotechnology Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Health & Biotechnology Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Health & Biotechnology Portfolio Class I | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Health & Biotechnology Portfolio Class I | Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Health & Biotechnology Portfolio Class I | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Health & Biotechnology Portfolio Class I | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Health & Biotechnology Portfolio Class I | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Health & Biotechnology Portfolio Class I | Jazz Pharmaceuticalsplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	429.00%
Health & Biotechnology Portfolio Class I | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Health & Biotechnology Portfolio Class I | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health & Biotechnology Portfolio Class I | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health & Biotechnology Portfolio Class I | The Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Technology & Communications Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Technology & Communications Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Technology & Communications Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Technology & Communications Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Technology & Communications Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Technology & Communications Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Technology & Communications Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Technology & Communications Portfolio Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Technology & Communications Portfolio Class A | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Technology & Communications Portfolio Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Technology & Communications Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Technology & Communications Portfolio Class A | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Technology & Communications Portfolio Class A | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Technology & Communications Portfolio Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology & Communications Portfolio Class A | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Technology & Communications Portfolio Class A | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Technology & Communications Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Technology & Communications Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Technology & Communications Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Technology & Communications Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Technology & Communications Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Technology & Communications Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Technology & Communications Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Technology & Communications Portfolio Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Technology & Communications Portfolio Class C | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Technology & Communications Portfolio Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Technology & Communications Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Technology & Communications Portfolio Class C | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Technology & Communications Portfolio Class C | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Technology & Communications Portfolio Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology & Communications Portfolio Class C | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Technology & Communications Portfolio Class C | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Technology & Communications Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Technology & Communications Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Technology & Communications Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Technology & Communications Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Technology & Communications Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Technology & Communications Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Technology & Communications Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Technology & Communications Portfolio Class I | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Technology & Communications Portfolio Class I | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Technology & Communications Portfolio Class I | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Technology & Communications Portfolio Class I | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Technology & Communications Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Technology & Communications Portfolio Class I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Technology & Communications Portfolio Class I | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Technology & Communications Portfolio Class I | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology & Communications Portfolio Class I | K L A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Technology & Communications Portfolio Class I | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Energy & Basic Materials Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
Energy & Basic Materials Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Energy & Basic Materials Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Energy & Basic Materials Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Energy & Basic Materials Class A | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Energy & Basic Materials Class A | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy & Basic Materials Class A | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Energy & Basic Materials Class A | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	362.00%
Energy & Basic Materials Class A | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Energy & Basic Materials Class A | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Energy & Basic Materials Class A | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	328.00%
Energy & Basic Materials Class A | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy & Basic Materials Class A | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Energy & Basic Materials Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
Energy & Basic Materials Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Energy & Basic Materials Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Energy & Basic Materials Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Energy & Basic Materials Class C | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Energy & Basic Materials Class C | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy & Basic Materials Class C | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Energy & Basic Materials Class C | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	362.00%
Energy & Basic Materials Class C | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Energy & Basic Materials Class C | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Energy & Basic Materials Class C | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	328.00%
Energy & Basic Materials Class C | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy & Basic Materials Class C | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Energy & Basic Materials Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
Energy & Basic Materials Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy & Basic Materials Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Energy & Basic Materials Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Energy & Basic Materials Class I | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Energy & Basic Materials Class I | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%
Energy & Basic Materials Class I | Rio Tinto P L C A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy & Basic Materials Class I | Petroleo Brasileiro S A Petrobras A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Energy & Basic Materials Class I | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	362.00%
Energy & Basic Materials Class I | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Energy & Basic Materials Class I | Kinder Morgan Inc Class P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Energy & Basic Materials Class I | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	328.00%
Energy & Basic Materials Class I | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy & Basic Materials Class I | Eni Sp A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Financial Services Portfolio Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Financial Services Portfolio Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%
Financial Services Portfolio Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	373.00%
Financial Services Portfolio Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Financial Services Portfolio Class A | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
Financial Services Portfolio Class A | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Financial Services Portfolio Class A | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Financial Services Portfolio Class A | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Financial Services Portfolio Class A | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Financial Services Portfolio Class A | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Financial Services Portfolio Class A | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Financial Services Portfolio Class A | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Portfolio Class A | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Financial Services Portfolio Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Financial Services Portfolio Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%
Financial Services Portfolio Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	373.00%
Financial Services Portfolio Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Financial Services Portfolio Class C | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
Financial Services Portfolio Class C | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Financial Services Portfolio Class C | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Financial Services Portfolio Class C | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Financial Services Portfolio Class C | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Financial Services Portfolio Class C | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Financial Services Portfolio Class C | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Financial Services Portfolio Class C | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Portfolio Class C | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Financial Services Portfolio Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Financial Services Portfolio Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
Financial Services Portfolio Class I | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Financial Services Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	373.00%
Financial Services Portfolio Class I | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Financial Services Portfolio Class I | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
Financial Services Portfolio Class I | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Financial Services Portfolio Class I | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Financial Services Portfolio Class I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Financial Services Portfolio Class I | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Financial Services Portfolio Class I | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Financial Services Portfolio Class I | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Financial Services Portfolio Class I | C M E Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Portfolio Class I | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Investment Quality Bond Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Investment Quality Bond Portfolio Class A | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Investment Quality Bond Portfolio Class A | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
Investment Quality Bond Portfolio Class A | Government [Member]
Holdings [Line Items]
Percent of Total Investments	63.70%
Investment Quality Bond Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.31%
Investment Quality Bond Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
Investment Quality Bond Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Investment Quality Bond Portfolio Class C | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Investment Quality Bond Portfolio Class C | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
Investment Quality Bond Portfolio Class C | Government [Member]
Holdings [Line Items]
Percent of Total Investments	63.70%
Investment Quality Bond Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.31%
Investment Quality Bond Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
Investment Quality Bond Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Investment Quality Bond Portfolio Class I | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Investment Quality Bond Portfolio Class I | Corporate Segment [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
Investment Quality Bond Portfolio Class I | Government [Member]
Holdings [Line Items]
Percent of Total Investments	63.70%
Investment Quality Bond Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.31%
Investment Quality Bond Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
Municipal Bond Portfolio Class A | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Municipal Bond Portfolio Class A | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Municipal Bond Portfolio Class A | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
Municipal Bond Portfolio Class A | Vanguard Short Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Municipal Bond Portfolio Class A | B N Y Cash Reserve [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Municipal Bond Portfolio Class C | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Municipal Bond Portfolio Class C | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Municipal Bond Portfolio Class C | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
Municipal Bond Portfolio Class C | Vanguard Short Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Municipal Bond Portfolio Class C | B N Y Cash Reserve [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Municipal Bond Portfolio Class I | Cash And Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Municipal Bond Portfolio Class I | Municipal [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Municipal Bond Portfolio Class I | Vanguard Intermediate Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
Municipal Bond Portfolio Class I | Vanguard Short Term Tax Exempt Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Municipal Bond Portfolio Class I | B N Y Cash Reserve [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
U.S. Government Money Market Portfolio Class A | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class A | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class A | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class A | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class C | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | Dreyfus Government Cash Management Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | Black Rock Liquidity Fed Fund Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
U.S. Government Money Market Portfolio Class I | J P Morgan U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.99%
Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Aggressive Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class A | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class C | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%
Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Aggressive Balanced Allocation Portfolio Class I | Vanguard Financials Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Moderate Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderate Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Moderate Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Moderate Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Moderate Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Moderate Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Moderate Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Moderate Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Moderate Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderate Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderate Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class A | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Moderate Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Moderate Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderate Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Moderate Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Moderate Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Moderate Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
Moderate Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Moderate Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Moderate Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Moderate Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderate Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderate Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Moderate Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Moderate Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Moderate Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Moderate Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Moderate Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Moderate Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Moderate Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Moderate Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Moderate Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Moderate Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%
Moderately Aggressive Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Moderately Aggressive Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Moderately Aggressive Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Moderately Aggressive Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moderately Aggressive Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Moderately Aggressive Balanced Allocation Portfolio Class A | Saratoga Health And Biotech Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Moderately Aggressive Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%
Moderately Aggressive Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Moderately Aggressive Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Moderately Aggressive Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moderately Aggressive Balanced Allocation Portfolio Class C | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Aggressive Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%
Moderately Aggressive Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Moderately Aggressive Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Moderately Aggressive Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Moderately Aggressive Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Moderately Aggressive Balanced Allocation Portfolio Class I | Saratoga Technology And Comm Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Moderately Aggressive Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
Moderately Conservative Balanced Allocation Portfolio Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Moderately Conservative Balanced Allocation Portfolio Class A | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Moderately Conservative Balanced Allocation Portfolio Class A | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Moderately Conservative Balanced Allocation Portfolio Class A | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderately Conservative Balanced Allocation Portfolio Class A | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderately Conservative Balanced Allocation Portfolio Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Moderately Conservative Balanced Allocation Portfolio Class C | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
Moderately Conservative Balanced Allocation Portfolio Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Moderately Conservative Balanced Allocation Portfolio Class C | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Moderately Conservative Balanced Allocation Portfolio Class C | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Moderately Conservative Balanced Allocation Portfolio Class C | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderately Conservative Balanced Allocation Portfolio Class C | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderately Conservative Balanced Allocation Portfolio Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Moderately Conservative Balanced Allocation Portfolio Class I | Dreyfus Inst Prefer Govt Money Mkt Inst Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Intermediate Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Short Term Bond Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
Moderately Conservative Balanced Allocation Portfolio Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
Moderately Conservative Balanced Allocation Portfolio Class I | Money Market Funds And Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Growth Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Large Cap Value Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Mid Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Moderately Conservative Balanced Allocation Portfolio Class I | Eaton Vance Global Macro Absolute Return Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Moderately Conservative Balanced Allocation Portfolio Class I | Saratoga Small Capitalization Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Moderately Conservative Balanced Allocation Portfolio Class I | Vanguard Total International Stock Index Fund Admiral Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderately Conservative Balanced Allocation Portfolio Class I | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%